Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Payables to contractors and equipment suppliers	$ 28,437,260	$ 867,254	$ 10,810,065
Accrued salary and bonus	14,348,803	437,597	13,726,474
Accrued employees' compensation and remuneration to directors and supervisors	5,430,708	165,621	5,680,710
Accrued utilities	1,206,555	36,796	855,475
Accrued employee insurance	1,327,715	40,492	1,260,237
Others	12,428,194	379,024	12,223,879
Other payables	$ 63,179,235	$ 1,926,784	$ 44,556,840